Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,015,116.86

Principal:
Principal Collections	$12,234,303.79
Prepayments in Full	$7,673,928.46
Liquidation Proceeds	$87,663.36
Recoveries	$53,294.02
Sub Total	$20,049,189.63
Collections:	$21,064,306.49

Purchase Amounts:
Purchase Amounts Related to Principal	$105,815.52
Purchase Amounts Related to Interest	$695.28
Sub Total	$106,510.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,170,817.29

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,170,817.29
Servicing Fee	$372,061.90	$372,061.90	$0.00	$0.00	$20,798,755.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,798,755.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,798,755.39
Interest - Class A-3 Notes	$244,393.36	$244,393.36	$0.00	$0.00	$20,554,362.03
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$20,474,824.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,474,824.53
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$20,431,654.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,431,654.95
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$20,382,678.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,382,678.62
Regular Principal Payment	$18,503,821.82	$18,503,821.82	$0.00	$0.00	$1,878,856.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,878,856.80
Residual Released to Depositor	$0.00	$1,878,856.80	$0.00	$0.00	$0.00
Total		$21,170,817.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,503,821.82
Total					$18,503,821.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,503,821.82	$58.84	$244,393.36	$0.78	$18,748,215.18	$59.62
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$18,503,821.82	$21.98	$416,076.77	$0.49	$18,919,898.59	$22.47

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$281,992,340.80	0.8966370	$263,488,518.98	0.8378013
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$394,802,340.80	0.4689922	$376,298,518.98	0.4470112

Pool Information
Weighted Average APR	2.864%	2.863%
Weighted Average Remaining Term	40.89	40.07
Number of Receivables Outstanding	20,954	20,420
Pool Balance	$446,474,274.87	$426,330,606.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$411,638,750.18	$393,134,928.36
Pool Factor	0.4883803	0.4663460

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$33,195,678.12
Targeted Overcollateralization Amount	$50,032,087.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,032,087.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	18

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	26	$41,957.26
(Recoveries)	20	$53,294.02
Net Loss for Current Collection Period		$(11,336.76)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		-0.0305%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0531%
Second Prior Collection Period			0.2326%
Prior Collection Period			0.3001%
Current Collection Period			-0.0312%
Four Month Average (Current and Prior Three Collection Periods)			0.1386%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1015	$2,206,424.97
(Cumulative Recoveries)			$351,608.75
Cumulative Net Loss for All Collection Periods			$1,854,816.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2029%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,173.82
Average Net Loss for Receivables that have experienced a Realized Loss			$1,827.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	125	$3,138,642.33
61-90 Days Delinquent	0.06%	9	$268,644.91
91-120 Days Delinquent	0.01%	1	$34,652.64
Over 120 Days Delinquent	0.03%	2	$148,627.93
Total Delinquent Receivables	0.84%	137	$3,590,567.81
Repossession Inventory:
Repossessed in the Current Collection Period		7	$161,573.01
Total Repossessed Inventory		9	$196,131.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0875%
Prior Collection Period		0.0477%
Current Collection Period		0.0588%
Three Month Average		0.0647%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1060%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	18

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	49	$1,241,842.64
2 Months Extended	65	$1,829,376.14
3+ Months Extended	3	$78,704.06

Total Receivables Extended	117	$3,149,922.84

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer